Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Amortization of intangible assets	$ 201,180	$ 188,339
Convertible preferred stock, par value	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	15,000,000	15,000,000
Convertible preferred stock, shares issued	0	278,188
Convertible preferred stock, shares outstanding	0	278,188
Common Stock, Par or Stated Value Per Share		$ 0.01
Common Stock, Shares Authorized		750,000,000
Common Stock, Shares, Outstanding	391,846,880	375,288,146